AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 28, 2011
File No. 333-156529
File No.: 811-22263

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
PRE-EFFECTIVE AMENDMENT NO. __ ☐
POST-EFFECTIVE AMENDMENT NO. 3 ☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☑
AMENDMENT NO. 6 ☑
EXCHANGE TRADED CONCEPTS TRUST
(Exact Name of Registrant as Specified in Charter)
3555 Northwest 58th Street
Suite 410
Okalahoma City, Oklahoma 73112
(Address of Principal Executive Offices, Zip Code)
(405) 778-8377
(Registrant’s Telephone Number, including Area Code)
J. Garrett Stevens
Exchange Traded Concepts Trust
3555 Northwest 58th Street
Suite 410
Oklahoma City, Oklahoma 73112
(Name and Address of Agent for Service)
Copy to:
W. John McGuire
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, NW
Washington, DC 20004
It is proposed that this filing will become effective (check appropriate box):
     ☐ Immediately upon filing pursuant to paragraph (b) of Rule 485
     ☑ On November 29, 2011 pursuant to paragraph (b)(1)(iii) of Rule 485
     ☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ☐ On (date) pursuant to paragraph (a)(1) of Rule 485
     ☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
     ☐ On (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A for Exchange Traded Concepts Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until November 29, 2011, the effectiveness of Post-Effective Amendment No. 2 (“PEA No. 2”), which was filed with the Commission via EDGAR Accession No. 0000950123-11-078120 on August 17, 2011, pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 2 by means of this filing, Parts A, B and C of PEA No. 2 are incorporated herein by reference.
PART A — PROSPECTUS
The Prospectuses for the KraneShares China Consumer Luxury ETF, KraneShares China Alternative Energy ETF, KraneShares China Internet ETF, KraneShares China Consumer Staples ETF, KraneShares China Consumer Discretionary ETF, KraneShares China Five Year Plan ETF, and KraneShares China Urbanization ETF are incorporated herein by reference to Part A of PEA No. 2.
PART B — STATEMENT OF ADDITIONAL INFORMATION
The Statement of Additional Information for the KraneShares China Consumer Luxury ETF, KraneShares China Alternative Energy ETF, KraneShares China Internet ETF, KraneShares China Consumer Staples ETF, KraneShares China Consumer Discretionary ETF, KraneShares China Five Year Plan ETF, and KraneShares China Urbanization ETF is incorporated herein by reference to Part B of PEA No. 2.
PART C — OTHER INFORMATION
The Part C for the KraneShares China Consumer Luxury ETF, KraneShares China Alternative Energy ETF, KraneShares China Internet ETF, KraneShares China Consumer Staples ETF, KraneShares China Consumer Discretionary ETF, KraneShares China Five Year Plan ETF, and KraneShares China Urbanization ETF is incorporated herein by reference to Part C of PEA No. 2.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 3 to Registration Statement No. 333-156529 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Oklahoma, State of Oklahoma on this 28th day of October, 2011.

Exchange Traded Concepts Trust
/s/ J. Garrett Stevens
J. Garrett Stevens
Trustee and President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 3 has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

Trustee
Gary L. French

* Edward A. Kerbs	Trustee	October 28, 2011

* David M. Mahle	Trustee	October 28, 2011

Trustee
Mark A. Zurack

/s/ J. Garrett Stevens	Trustee and President	October 28, 2011
J. Garrett Stevens

/s/ Richard Hogan	Treasurer and Secretary	October 28, 2011
Richard Hogan

*/s/ J. Garrett Stevens J. Garrett Stevens

*	Attorney-in-Fact, pursuant to powers of attorney for Edward A. Kerbs and David M. Mahle, which are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-156529 and 811-22263), as filed with the SEC via EDGAR Accession No. 0000950123-11-078120 on August 17, 2011.